SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale securities, Fair Value	$ 189	$ 203
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	807	1,033
Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	631
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	648	126
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	233	186
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	189
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	807	1,033
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	631
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	648	126
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	$ 233	$ 186